Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Unit-based Compensation Arrangements by Unit-based Payment Award
Unit-based compensation expense related to the Partnership that was included in our condensed statements of combined consolidated operations was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Service phantom units	$61	$40	$90	$40
Performance phantom units	273	83	622	83
Total Unit-Based Compensation Expense	$334	$123	$712	$123

Schedule Of Unit-based Compensation, Service Units Activity
A summary of our service phantom unit award activity for the six months ended June 30, 2012, is set forth below:

	Number of Service Phantom Units	Weighted-Average Grant Date Fair Value
Nonvested at January 1, 2012	14,073	$23.24
Granted	5,554	36.44
Vested	(6,993)	23.33
Forfeited	(3,557)	28.52
Nonvested at June 30, 2012	9,077	29.18

Schedule Of Unit-based Compensation, Performance Units Activity
A summary of our performance phantom unit award activity for the six months ended June 30, 2012, is set forth below:

	Number of Performance Phantom Units	Weighted-Average Grant Date Fair Value
Nonvested at January 1, 2012	36,800	$32.99
Granted	36,000	39.19
Nonvested at June 30, 2012	72,800	36.06